December 2, 2004

Securities and Exchange Commission
450 Fifth Street N.W.
Attn.: Document Control - EDGAR
Washington, D.C. 20549-1004

ATTN:  Ms. Patsy Mengiste

RE:      AXP Partners International Series, Inc.
             AXP Partners International Aggressive Growth Fund
             AXP Partners International Core Fund
             AXP Partners International Select Value Fund
             AXP Partners International Small Cap Fund

Post-Effective Amendment No. 10
File No.: 333-64010/811-10427

Dear Ms. Mengiste:

Registrant is filing Post-Effective Amendment No. 10 on Form N-1A pursuant to Rule 485(a)(1) for the purpose of updating the prospectuses and Statement of Additional Information (SAI) to reflect changes to the Funds' market timing and portfolio holdings disclosure.

Registrant requests selective review in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because all sections of the prospectuses and SAI, except for the market timing disclosure in the Exchanging/Selling Shares section of the prospectuses and the portfolio holdings disclosure in the Portfolio Holdings Disclosure sections of the prospectuses and SAI, are identical or substantially similar to those found in prior filings by registrants in the same fund complex. The portfolio holdings disclosure is the same for all funds. All other marked changes in this filing are non-material.

In addition to selective review, Registrant is also respectfully requesting accelerated review of this Post-Effective Amendment to December 10, 2004 or earlier. We request acceleration in order to respond to comments, if any, incorporate changes and meet printing deadlines. Registrant intends to go effective with a subsequent Post-Effective Amendment filing under Rule 485(b) on or about December 30, 2004.

In considering this request for accelerated review, please consider that Registrant had been relying on its ability to file pursuant to Rule 485(b)(1)(vii), which was based on initial communications from the Commission that language submitted for selective review related to market timing and portfolio holdings disclosure by other registrants in the same fund complex was, or would be, approved, therefore eliminating the need to file under Rule 485(a). Based on subsequent communications from the Commission, this filing was prepared as quickly as possible, and each registrant in the fund complex is now filing a post-effective amendment pursuant to Rule 485(a), requesting selective review of its market timing and portfolio holdings disclosure, and will continue to make such filings until further guidance from the Commission.

The prospectuses and Class I prospectus supplements for all funds except AXP Partners International Core Fund have been marked to show all changes from Registrant's Post-Effective Amendment No. 7 filed on or about December 19, 2003. The prospectus for AXP Partners International Core Fund and the combined SAI for all funds are marked to show all changes from Registrant's Post-Effective Amendment No. 9 filed on or about November 19, 2004. The Class I prospectus supplement for AXP Partners International Core Fund is marked to show all changes from Registrant's Post-Effective Amendment No. 8 filed on or about October 20, 2004.

If you have any questions regarding this filing, please contact Christopher O. Petersen at (612) 671-4321 or Mary Lou Lutz at (612) 678-1762.

Sincerely,



/s/ Leslie L. Ogg
-----------------------
    Leslie L. Ogg
    Vice President, General Counsel and Secretary


Enclosure:   Post-Effective Amendment No. 10
             File No.: 333-64010/811-10427